Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Statement [Line Items]
Other Deposits and Receivables	₨ 4,256,687		₨ 4,540,098
Other non-current assets	4,256,687	$ 51,055	4,540,098
Noncurrent Financial Assets [Member]
Statement [Line Items]
Other non-current assets	₨ 2,004,216		₨ 850,261